Consolidated Financial Position (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and short-term investments	$ 5,490	$ 3,057	$ 3,592
Receivables - trade and other	10,092	10,285	8,494
Receivables - finance	8,860	7,668	8,298
Deferred and refundable income taxes	1,547	1,580	931
Prepaid expenses and other current assets	988	994	908
Inventories	15,547	14,544	9,587
Total current assets	42,524	38,128	31,810
Property, plant and equipment - net	16,461	14,395	12,539
Long-term receivables - trade and other	1,316	1,130	793
Long-term receivables - finance	14,029	11,948	11,264
Investments in unconsolidated affiliated companies	272	133	164
Noncurrent deferred and refundable income taxes	2,011	2,157	2,493
Intangible assets	4,016	4,368	805
Goodwill	6,942	7,080	2,614
Other assets	1,785	2,107	1,538
Total assets	89,356	81,446	64,020
Short-term borrowings:
Machinery and Power Systems	636	93	204
Financial Products	4,651	3,895	3,852
Accounts payable	6,753	8,161	5,856
Accrued expenses	3,667	3,386	2,880
Accrued wages, salaries and employee benefits	1,911	2,410	1,670
Customer advances	2,978	2,691	1,831
Dividends payable	0	298	281
Other current liabilities	2,055	1,967	1,521
Long-term debt due within one year:
Machinery and Power Systems	1,113	558	495
Financial Products	5,991	5,102	3,430
Total current liabilities	29,755	28,561	22,020
Long-term debt due after one year:
Machinery and Power Systems	8,666	8,415	4,505
Financial Products	19,086	16,529	15,932
Liability for postemployment benefits	11,085	10,956	7,584
Other liabilities	3,182	3,583	2,654
Total liabilities	71,774	68,044	52,695
Commitments and contingencies (Notes 20 and 21)
Redeemable noncontrolling interest (Note 24)	0	473	461
Stockholders' equity
Common stock of $1.00 par: Authorized shares: 2,000,000,000 Issued shares: (2012, 2011 and 2010 - 814,894,624) at paid-in amount	4,481	4,273	3,888
Treasury stock: (2012 – 159,846,131; 2011 – 167,361,280 shares; and 2010 – 176,071,910 shares) at cost	(10,074)	(10,281)	(10,397)
Profit employed in the business	29,558	25,219	21,384
Accumulated other comprehensive income (loss)	(6,433)	(6,328)	(4,051)
Noncontrolling interests	50	46	40
Total stockholders' equity	17,582	12,929	10,864
Total liabilities, redeemable noncontrolling interest and stockholders' equity	$ 89,356	$ 81,446	$ 64,020